Fair value of financial instruments - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended			12 Months Ended		1 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Aug. 26, 2011	Dec. 31, 2012 Black Scholes [Member]	Dec. 31, 2011 Black Scholes [Member]	Apr. 29, 2011 Private Placement [Member]	Dec. 31, 2012 Private Placement [Member]	Dec. 31, 2011 Private Placement [Member]	Dec. 31, 2011 Private Placement [Member] Reverse Split [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Aggregate exercise price									$ 127,600,000
Exercise price per share				12.00		13.00				13.00
Warrants contractual term					3 years 3 months 29 days				4 years 3 months 29 days
Risk-free interest rate	0.92%				0.42%				0.60%
Anticipated volatility factor and zero dividend yield		55.00%					50.00%		60.00%
Estimated market value for the company's common stock per share		$ 16.18	$ 9.55
Volatility factor					45.00%
Dividend yield		0			0
Discounted valuation of warrant					15.00%
Estimated change in private placement warrant's recorded liability								$ 400,000
Percentage change in enterprise value					10.00%